FEDERATED INDEX TRUST

FEDERATED MAX-CAP INDEX FUND
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CLASS C SHARES
CLASS K SHARES

FEDERATED MID-CAP INDEX FUND

FEDERATED MINI-CAP INDEX FUND
CLASS C SHARES
INSTITUTIONAL SHARES
SUPPLEMENT TO THE PROSPECTUSES DATED DECEMBER 31, 2005

1. In each Prospectus, please replace the following sub-sections of "Who Manages the Fund?"


WHO MANAGES THE FUND?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund's assets by the Subadviser, BlackRock Investment Management, LLC (BlackRock). BlackRock began managing the portfolio as of September 29, 2006.

BlackRock is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The combined company has over 4,500 employees in 18 countries.

Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager's responsibilities include selecting the Subadviser and the continued review and evaluation of the Subadviser's performance. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of all of the Fund assets to the Subadviser, BlackRock, who is paid by the Manager and not by the Fund. The Subadviser's address is P.O. Box 9011, Princeton, NJ 08543-9011

The Manager and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

JOHN W. HARRIS
John W. Harris has been the Fund's Portfolio Manager since January 2003. He is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Manager in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Manager. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh. Mr. Harris is responsible for overseeing the Subadviser. In such a capacity Mr. Harris is involved in monitoring and evaluating the performance of the Subadviser.

(FEDERATED MAX-CAP INDEX ONLY)
LEON ROISENBERG, DEBRA L. JELILIAN, JEFFREY L. RUSSO, CFA,

Subject to the oversight of the Manager, BlackRock Investment Management's Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Leon Roisenberg, Debra L. Jelilian and Jeffrey L. Russo, CFA , who are members of the Quantitative Index Management Team. The team is jointly responsible for the day-to-day management of the Fund's portfolio. Mr. Roisenberg is a Director of and a portfolio manager with BlackRock. Prior to joining BlackRock{reg-trade-mark} in 2006, Mr Roisenberg was a Director of Merrill Lynch Investment Managers, L.P., ("MLIM"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. from 2001 until 2006. Hehas been a member of the Funds' management team since 2001. Prior to joining MLIM, Mr. Roisenberg was employed at J.P. Morgan Investment Management. He has seventeen years' experience in investments. Mr. Russo is a Director of and portfolio manager with BlackRock{reg-trade-mark}. Prior to joining BlackRock in 2006, Mr. Russo was a Director of MLIM from 2004 to 2006, and was a Vice President there from 1999 to 2004. He has been a member of the Funds' management team since 2000. Mr. Russo has eleven years' experience as a portfolio manager and trader. Ms. Jelilian is a Director of and portfolio manager with BlackRock{reg-trade-mark}. Prior to joining BlackRock in 2006, Ms. Jililian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds' management team since 2000. Ms. Jelilian has fourteen years' experience in investing and in managing index investments.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.

(FEDERATED MID-CAP INDEX FUND AND FEDERATED MINI-CAP INDEX FUND)
DEBRA L. JELILIAN, JEFFREY L. RUSSO, CFA,

Subject to the oversight of the Manager, BlackRock Investment Management's Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. The team is jointly responsible for the day-to-day management of the Fund's portfolio. Mr. Russo is a Director of and portfolio manager with BlackRock{reg-trade-mark}. Prior to joining BlackRock in 2006, Mr. Russo was a Director of Merrill Lynch Investment Managers, L.P., ("MLIM") from 2004 to 2006, and was a Vice President there from 1999 to 2004. He has been a member of the Funds' management team since 2000. Mr. Russo has eleven years' experience as a portfolio manager and trader. Ms. Jelilian is a Director of and portfolio manager with BlackRock{reg-trade-mark}. Prior to joining BlackRock in 2006, Ms. Jililian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds' management team since 2000. Ms. Jelilian has fourteen years' experience in investing and in managing index investments.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.



                                                              September 29, 2006



Cusip 31402E106
Cusip 31402E403
Cusip 31402E502
Cusip 31402E809
Cusip 31420E205
Cusip 31402E304
Cusip 31402E601



35668 (9/06)









FEDERATED INDEX TRUST

FEDERATED MAX-CAP INDEX FUND
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CLASS C SHARES
CLASS K SHARES

FEDERATED MID-CAP INDEX FUND

FEDERATED MINI-CAP INDEX FUND
CLASS C SHARES
INSTITUTIONAL SHARES
SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2005


1. For each of the funds' Statements of Additional Information, under "Who Manages and Provides Services to the Fund?" please replace the following subsections:


INVESTMENT MANAGER
The Manager oversees the Subadviser, BlackRock Investment Management, LLC (Subadviser), a subsidiary of BlackRock, Inc., which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Subadviser for the Fund and thereafter monitoring and evaluating the performance of the Subadviser through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Subadviser. In initially evaluating the Subadviser, the Manager considered, among other factors, the Subadviser's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Subadviser's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Subadviser; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Fund; discussing with the Subadviser the portfolio sampling techniques employed by the Subadviser; and ultimately recommending to the Board whether the Subadvisory Agreement should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Subadviser, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Subadviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


PORTFOLIO MANAGER INFORMATION
The following information about the Fund's Portfolio Managers is provided as of August 31, 2006, except information regarding compensation for Leon Rosenberg, Jeffrey L. Russo and Debra L. Jelilian and Potential Material Conflicts of Interest is provided as of September 29, 2006.

FEDERATED MAX-CAP INDEX FUND

Other Accounts Managed by John W. Harris Total Number of Other Accounts Managed / Total Assets*
Registered Investment Companies          13 funds  /  $ 3,030.75 million
Other Pooled Investment Vehicles         0
Other Accounts                           0

FEDERATED MID-CAP INDEX FUND

Other Accounts Managed by John W. Harris Total Number of Other Accounts Managed / Total Assets*
Registered Investment Companies          13 funds /  $ 3,134.15 million
Other Pooled Investment Vehicles         0
Other Accounts                           0

FEDERATED MINI-CAP INDEX FUND

Other Accounts Managed by John W. Harris Total Number of Other Accounts Managed / Total Assets*
Registered Investment Companies          13 funds /  $ 4,199.11 million
Other Pooled Investment Vehicles         0
Other Accounts                           0



* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none


John Harris is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Research Performance, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.


IPP is determined with regard to certain other accounts serviced by Mr. Harris, and measured by applying two components. The first component includes accounts for which Mr. Harris serves as portfolio manager and assesses performance of asset allocation decisions over rolling 1, 3 and 5 calendar years versus performance of pre-defined allocation models. For certain funds, 1, 3, and 5 calendar year pre-tax gross returns, or taxable equivalent returns, are measured vs. designated peer groups of comparable accounts. In addition, for certain accounts, performance is measured by comparing the account's average one-year distribution yield, or taxable equivalent, for 1, 3 and 5 calendar year periods to those of designated peer group accounts. The second component includes certain additional accounts for which Mr. Harris provides quantitative analytical support, measured on a rolling 1, 3, and 5 calendar year, pre-tax gross return basis vs. fund benchmarks and/or on a rolling 1, 3, and 5 calendar year, pre-tax gross return basis vs. designated peer groups of comparable accounts. With respect to this component, accounts are categorized according to investment strategy, and performance of each strategy category receives equal weighting. Performance of each account within a strategy also receives equal weighting. Performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.


Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.


Research performance focuses on the quality and timeliness of allocation recommendations, the quality and timeliness of quantitative support and other qualitative factors and is assessed by the Chief Investment Officer.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial health, and any awards are predicated on Federated's attainment of specified financial targets. Senior management determines individual Financial Success scores on a discretionary basis, considering overall contributions, including factors not fully reflected in the other Balanced Scorecard categories.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

                                         NUMBER OF OTHER ACCOUNTS MANAGED             NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
 NAME OF INVESTMENT ADVISER AND             AND ASSETS BY ACCOUNT TYPE                   ADVISORY FEE IS PERFORMANCE-BASED
       PORTFOLIO MANAGER
                                   REGISTERED      OTHER POOLED                     REGISTERED      OTHER POOLED
                                   INVESTMENT       INVESTMENT                      INVESTMENT       INVESTMENT    OTHER ACCOUNTS
                                    COMPANIES        VEHICLES     OTHER ACCOUNTS     COMPANIES        VEHICLES
         LEON ROSENBERG                 3               11              10              1*               3*              2
(FEDERATED MAX-CAP INDEX FUND     $904,877,749    $3,155,231,081  $6,546,942,850   $155,168,962    $1,204,466,504  $3,251,114,501
ONLY)
        JEFFREY L. RUSSO               11               26              34              1*               3*              2
                                 $5,308,387,252  $14,102,055,855  $42,406,933,220  $155,168,962    $1,204,466,504  $3,251,114,501
       DEBRA L. JELILIAN               13               15              24               0               0               0
                                 $5,538,678,934  $10,946,824,774  $35,859,990,370

* A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

FUND OWNERSHIP

Each portfolio manager owned no shares of the Fund as of August 31, 2006.

PORTFOLIO MANAGER COMPENSATION

The Portfolio Manager Compensation Program of BlackRock Advisors, LLC and its affiliates, including the Subadviser, ("BlackRock Advisors") is critical to BlackRock Advisors' ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

COMPENSATION PROGRAM

The elements of total compensation for BlackRock Advisors portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock Advisors has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate - both up and down - with the relative investment performance of the portfolios that they manage.

   BASE SALARY

   Under the BlackRock Advisors approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

   PERFORMANCE-BASED COMPENSATION

   BlackRock Advisors believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program. BlackRock Advisors' formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-3- and 5-year performance periods. If a portfolio manager's tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock Advisors management.

   CASH BONUS

   Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

   STOCK BONUS

   A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock, Inc. (the "Company") stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

   The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Company's shareholders and encourages a balance between short-term goals and long-term strategic objectives.

   Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. Portfolio managers therefore have a direct incentive to protect Company's reputation for integrity.

   OTHER BENEFITS

   Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the portfolios and also for other clients advised by BlackRock Advisors and its affiliates (including the Subadviser), including other client accounts managed by a portfolio's portfolio management team. Investment decisions for a portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of BlackRock Advisors and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a portfolio may differ from the results achieved by other clients of BlackRock Advisors and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by BlackRock Advisors to be equitable to each. BlackRock Advisors will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a portfolio. Purchase and sale orders for a portfolio may be combined with those of other clients of BlackRock Advisors and its affiliates in the interest of achieving the most favorable net results to the portfolio.

To the extent that the portfolio's portfolio management team has responsibilities for managing accounts in addition to the portfolios, a portfolio manager will need to divide his or her time and attention among relevant accounts.


      In some cases, a real, potential or apparent conflict may also arise where
(i) BlackRock Advisors or a portfolio manager may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) a portfolio manager owns an interest in one fund or account he or she manages and not another.

2. Under the section entitled "Addresses" please replace the subsection "Subadviser" with the following:


SUBADVISER
BlackRock Investment Management, LLC
P.O. Box 9011
Princeton, NJ 08543-9011


3. On the Appendix of each of the above funds, please replace the subsection entitled "Securities Lending Agent" with the following:






SECURITIES LENDING AGENT
Citigroup

Metropolitan West Securities, LLC





                                                              September 29, 2006

Cusip 31402E106
Cusip 31402E403
Cusip 31402E502
Cusip 31402E809
Cusip 31420E205
Cusip 31402E304
Cusip 31402E601


35669 (9/06)